One Ascent Large Cap Core ETF
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.34% Shares Fair Value
Communications — 5.55%
Cable One, Inc. 328 $ 581,236
Discovery, Inc. - Series A
(a)
32,800 763,255
Fox Corp., Class B 16,400 551,040
Pinterest, Inc., Class A
(a)
7,380 295,643
Roku, Inc.
(a)
820 186,640
Trade Desk, Inc. (The), Class A
(a)
3,690 381,620
2,759,434
Consumer Discretionary — 11.18%
AutoZone, Inc.
(a)
246 446,999
Copart , Inc.
(a)
2,460 357,094
D.R. Horton, Inc. 8,282 809,151
Deckers Outdoor Corp.
(a)
574 232,700
Etsy, Inc.
(a)
820 225,156
Floor & Decor Holdings, Inc., Class A
(a)
1,886 243,124
Fortune Brands Home & Security, Inc. 2,542 255,547
Lennar Corp., Class A 2,460 258,423
LKQ Corp. 4,510 252,109
Lululemon Athletica , Inc.
(a)
1,066 484,401
Pool Corp. 492 272,627
PulteGroup, Inc. 5,084 254,353
Tapestry, Inc. 6,068 243,448
Thor Industries, Inc. 2,378 251,379
Tractor Supply Co. 1,722 388,018
Williams-Sonoma, Inc. 1,886 367,468
YETI Holdings, Inc.
(a)
2,378 219,156
5,561,153
Consumer Staples — 6.19%
Church & Dwight Co., Inc. 5,740 513,041
Clorox Co. (The) 1,558 253,720
Costco Wholesale Corp. 1,230 663,438
Estee Lauder Cos., Inc. (The), Class A 1,066 353,987
McCormick & Co., Inc. 7,872 675,575
Target Corp. 2,542 619,841
3,079,602
Energy — 2.38%
EOG Resources, Inc. 4,018 349,566
Hess Corp. 3,116 232,204
ONEOK, Inc. 3,936 235,530
Pioneer Natural Resources Co. 2,050 365,557
1,182,857
Financials — 9.86%
Arch Capital Group Ltd.
(a)
11,808 476,807
Brown & Brown, Inc. 4,100 264,081
Cboe Global Markets, Inc. 1,886 243,181
Charles Schwab Corp. (The) 6,314 488,640
Chubb Ltd. 2,624 470,929
Cincinnati Financial Corp. 3,034 345,573

One Ascent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
Financials — 9.86% - continued
Essent Group Ltd. 5,330 $ 221,621
Everest Re Group Ltd. 1,394 357,394
Progressive Corp. (The) 5,330 495,371
RenaissanceRe Holdings Ltd. 1,640 252,740
SVB Financial Group
(a)
328 227,084
T. Rowe Price Group, Inc. 4,018 803,400
Willis Towers Watson PLC 1,148 259,264
4,906,085
Health Care — 13.76%
Align Technology, Inc.
(a)
410 250,727
Anthem, Inc. 1,230 499,662
Cigna Corp. 2,378 456,338
Danaher Corp. 2,214 712,111
DexCom , Inc.
(a)
410 230,662
Exelixis , Inc.
(a)
13,202 221,662
Horizon Therapeutics PLC
(a)
3,444 357,349
Incyte Corp.
(a)
7,544 510,880
Laboratory Corp of America Holdings
(a)
902 257,368
Moderna , Inc.
(a)
2,050 722,482
Neurocrine Biosciences Inc.
(a)
2,788 232,101
PerkinElmer, Inc. 1,558 283,805
QIAGEN NV
(a)
4,756 262,198
Quidel Corp.
(a)
2,132 314,598
Syneos Health, Inc.
(a)
3,854 374,455
Vertex Pharmaceuticals, Inc.
(a)
4,674 873,757
West Pharmaceutical Services, Inc. 656 290,385
6,850,540
Industrials — 6.63%
AMERCO 328 231,096
Amphenol Corp., Class A 3,116 251,087
Cintas Corp. 902 380,815
Donaldson Co., Inc. 4,182 235,990
Expeditors International of Washington, Inc. 2,050 249,321
Generac Holdings, Inc.
(a)
574 241,792
Graco , Inc. 3,280 239,079
JB Hunt Transport Services, Inc. 1,312 250,802
Old Dominion Freight Line, Inc. 738 262,115
Rollins, Inc. 7,134 237,420
Stanley Black & Decker, Inc. 1,230 214,955
Toro Co. (The) 2,624 263,870
TriNet Group, Inc.
(a)
2,378 238,513
3,296,855
Materials — 3.61%
Advanced Drainage Systems, Inc. 2,050 253,605
MDU Resources Group, Inc. 8,856 241,149
Newmont Corp. 9,102 499,882
Sherwin-Williams Co. (The) 820 271,617
Steel Dynamics, Inc. 3,936 235,373

One Ascent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
Materials — 3.61% - continued
Trex Co., Inc.
(a)
2,214 $ 293,953
1,795,579
Real Estate — 3.44%
CBRE Group, Inc., Class A
(a)
4,838 462,368
Crown Castle International Corp. 2,050 372,383
Jones Lang LaSalle, Inc.
(a)
984 231,151
Prologis, Inc. 2,624 395,568
Sun Communities, Inc. 1,312 247,417
1,708,887
Technology — 35.48%
Adobe Systems, Inc.
(a)
1,640 1,098,554
Advanced Micro Devices, Inc.
(a)
5,658 896,057
Arista Networks, Inc.
(a)
3,936 488,301
Broadcom, Inc. 1,640 908,035
Digital Turbine, Inc.
(a)
3,608 191,440
EPAM Systems, Inc.
(a)
328 199,604
FactSet Research Systems, Inc. 574 268,959
Fortinet, Inc.
(a)
1,476 490,194
Garmin Ltd. 2,706 361,359
Intuit, Inc. 1,230 802,329
KLA Corp. 1,804 736,267
Lam Research Corp. 1,230 836,216
Leidos Holdings, Inc. 2,706 237,884
MarketAxess Holdings, Inc. 656 231,365
Mastercard , Inc., Class A 2,870 903,821
Micron Technology, Inc. 10,250 861,000
Microsoft Corp. 9,676 3,198,789
MKS Instruments, Inc. 1,558 237,065
Monolithic Power Systems, Inc. 738 408,453
NVIDIA Corp. 4,346 1,420,099
Paycom Software, Inc.
(a)
738 322,860
Paylocity Holding Corp.
(a)
820 206,919
PayPal Holdings, Inc.
(a)
2,870 530,634
S&P Global, Inc. 820 373,699
TD SYNNEX Corp. 2,214 229,060
Universal Display Corp. 1,476 211,142
Veeva Systems, Inc., Class A
(a)
820 231,716
Verisk Analytics, Inc. 1,230 276,590
VMware, Inc., Class A
(a)
2,050 239,317
Zoom Video Communications, Inc., Class A
(a)
1,230 260,034
17,657,762
Utilities — 1.26%
Essential Utilities, Inc. 5,412 255,825
WEC Energy Group, Inc. 4,264 370,670
626,495

One Ascent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Total Common Stocks/Investments — 99.34% (Cost $50,737,497 ) $ 49,425,249
Other Assets in Excess of Liabilities — 0.66% 328,956
NET ASSETS — 100.00% $ 49,754,205
(a) Non-income producing security.